Employee benefits (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Schedule of Net Cost of Period Related to Retirement Benefits Plan

The most important actuarial hypothesis used for the purposes of the determination of the net cost of the period related to the retirement benefits plan were as follows:

	2 0 2 0	2 0 1 9	2 0 1 8

Discount rate	7.7	7.7	9.5
Rate of salary increase	4.5	4.5	4.5

Schedule of Components of Net Cost of Benefits Plan to Employees

Components of net cost of benefits plan to employees are as follows:

	2 0 2 0	2 0 1 9	2 0 1 8

Current service cost	$6,775	$2,179	$2,839
Financial cost	9,294	4,242	4,025
Past service cost	528	1,947	1,481
Anticipated reduction obligations	(2,366)	296	(327)
Actuarial losses (gains) recognized in the year	20,579	32,934	(17,928)
	$34,810	$41,598	$(9,910)

Schedule of Components of Expense

The expense for the years 2020, 2019 and 2018 was recorded as follows:

	2 0 2 0	2 0 1 9	2 0 1 8

Cost of sales	$19,494	$23,296	$(5,550)
Administrative expenses	15,316	18,302	(4,360)
	$34,810	$41,598	$(9,910)

Schedule of Defined Benefit Obligation and Balance of Liability

Changes in the present value of the defined benefit obligation and the balance of the liability consist of the following:

	2 0 2 0	2 0 1 9

Opening balance of the defined benefit obligation	$123,368	$81,770
Current service cost	6,736	2,179
Past service cost	8,957	1,947
Financial cost	9,305	4,242
Actuarial losses (gains)	17,146	32,934
Benefits paid	(3,648)	296
Closing balance of the defined benefit obligation	$161,864	$123,368